Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, ft² in Millions		3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 02, 2015	Jun. 30, 2016 USD ($) ft² property $ / shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) ft² tenant property $ / shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2016 USD ($) ft² property $ / shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) ft² tenant segment property $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Jan. 31, 2016 USD ($)	Jan. 23, 2016 USD ($)	Apr. 08, 2015 $ / shares	Jun. 30, 2014 $ / shares	Dec. 31, 2012 USD ($)
Summary of Significant Accounting Policies [Line Items]
Liability for offering and related costs from IPO (percent)				1.50%						1.50%
Cumulative offering cost cap				11.50%						11.50%
Straight line rent receivable				$ 23,100,000						$ 23,100,000	$ 8,700,000
Rental revenue, unbilled rental revenue										$ 14,500,000	8,500,000
Useful life, buildings (years)										40 years
Useful life, land improvements (years)										15 years
Useful life, fixtures and improvements (years)										5 years
Cash and cash equivalents		$ 40,501,000		69,938,000		$ 61,642,000		$ 40,501,000	$ 61,642,000	$ 69,938,000	64,684,000	$ 11,500,000					$ 262,000
Cash in excess of FDIC limit				40,300,000						40,300,000	37,800,000
Cash in excess of FSCS limit				11,400,000						11,400,000	13,500,000
Cash in excess of European limits				11,700,000						11,700,000	7,100,000
Restricted cash		$ 3,334,000		$ 3,319,000				$ 3,334,000		$ 3,319,000	$ 6,104,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01				$ 0.01		$ 0.01	$ 0.01				$ 0.01	$ 0.01
Current income tax provision										$ 5,100,000	$ 700,000
Deferred income tax provision (benefit)										800,000	(2,100,000)
Valuation allowance				$ 4,300,000						4,300,000	3,900,000
Deferred tax assets		$ 2,561,000		$ 2,552,000				$ 2,561,000		2,552,000	2,102,000
Income taxes (expense) benefit		$ (430,000)				(1,303,000)		$ (980,000)	(2,943,000)	$ (5,889,000)	1,431,000	0
Number of reportable segments (segment) | segment										1
Number of real estate properties (property) | property		329		329				329		329
Number of tenants | tenant				86						86
Occupancy rate (percent)		100.00%		100.00%				100.00%		100.00%
Rentable square feet (sqft) | ft²		18.7		18.7				18.7		18.7
Rental income		$ 51,736,000				47,234,000		$ 103,247,000	94,666,000	$ 194,620,000	88,158,000	3,900,000
Accrued rent		14,389,000		$ 15,491,000				14,389,000		15,491,000	12,252,000
Operating expense reimbursements		1,460,000				1,834,000		4,903,000	4,371,000	10,712,000	5,225,000	51,000
Listing amount distribution measurement period (days)	30 days
Derivative liability		17,245,000		6,028,000				17,245,000		6,028,000
Deferred financing costs		$ 6,243,000		7,446,000				6,243,000		7,446,000
Cash out flow from financing activities								$ 87,405,000	18,788,000	(121,604,000)	(1,582,907,000)	$ (124,209,000)
Deferred financing costs, net | Accounting Standards Update 2015-03
Summary of Significant Accounting Policies [Line Items]
Deferred financing costs				(7,400,000)						(7,400,000)
Mortgage notes payable | Accounting Standards Update 2015-03
Summary of Significant Accounting Policies [Line Items]
Deferred financing costs				7,400,000						7,400,000
Multi-Year Outperformance Plan
Summary of Significant Accounting Policies [Line Items]
Equity based compensation, requisite service period (years)	5 years							5 years
Listing Note
Summary of Significant Accounting Policies [Line Items]
Derivative liability				0						0	$ 0		$ 0	$ 0
Straight-Line Rent Effect, Termination Payments Under Lease Cancellation Clauses
Summary of Significant Accounting Policies [Line Items]
Rental income						300,000	$ 300,000
Accrued rent						300,000	300,000		300,000
Straight-Line Rent Effect, Termination Payments Under Lease Cancellation Clauses | Adjustments
Summary of Significant Accounting Policies [Line Items]
Rental income									300,000
Accrued rent						300,000			300,000
Change in Tax Valuation
Summary of Significant Accounting Policies [Line Items]
Income taxes (expense) benefit				(500,000)		(900,000)	(900,000)
Change in Tax Valuation | Adjustments
Summary of Significant Accounting Policies [Line Items]
Income taxes (expense) benefit				(500,000)					(900,000)
Change in Tax Valuation | Deferred Tax Asset
Summary of Significant Accounting Policies [Line Items]
Income taxes (expense) benefit						(300,000)	(300,000)
Change in Tax Valuation | Deferred Tax Asset | Adjustments
Summary of Significant Accounting Policies [Line Items]
Income taxes (expense) benefit									(300,000)
Accounting Errors for Accrued Operating Expense Reimbursement Revenue
Summary of Significant Accounting Policies [Line Items]
Operating expense reimbursements				1,000,000	$ 300,000	300,000	400,000
Reversal of Recognized Revenue
Summary of Significant Accounting Policies [Line Items]
Operating expense reimbursements				(1,000,000)
Reclassification from Cash and Cash Equivalents to Restricted Cash | Adjustments
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents				$ 1,700,000						$ 1,700,000
Cash out flow from financing activities			$ 1,700,000
Foreign Tax Authority | Change in Tax Valuation
Summary of Significant Accounting Policies [Line Items]
Income taxes (expense) benefit						$ (1,200,000)	$ (1,200,000)
Foreign Tax Authority | Change in Tax Valuation | Adjustments
Summary of Significant Accounting Policies [Line Items]
Income taxes (expense) benefit									$ (1,200,000)
Minimum
Summary of Significant Accounting Policies [Line Items]
Lease-up period (months)										12 months
Maximum
Summary of Significant Accounting Policies [Line Items]
Lease-up period (months)										18 months